Offerings	Mar. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Chime Financial, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	18,947,579
Proposed Maximum Offering Price per Unit	22.13
Maximum Aggregate Offering Price	$ 419,309,923.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 57,906.71
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's Class A common stock that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock. The amount registered reflects an automatic increase to the number of shares of Class A common stock reserved for issuance pursuant to future awards under the 2025 Plan, which annual increase is provided for in the 2025 Plan. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant's registration fee on the basis of $22.13 per share, which is the average of the high and low prices of Class A common stock, as reported on the Nasdaq Global Select Market, on March 2, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Chime Financial, Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	3,789,515
Proposed Maximum Offering Price per Unit	18.82
Maximum Aggregate Offering Price	$ 71,318,672.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,849.11
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement covers any additional shares of the Registrant's Class A common stock that become issuable under the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock. The amount registered reflects an automatic increase to the number of shares of Class A common stock reserved for issuance pursuant to future awards under the 2025 ESPP, which annual increase is provided for in the 2025 ESPP. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant's registration fee on the basis of 85% of $22.13 per share, which is the average of the high and low prices of Class A common stock, as reported on the Nasdaq Global Select Market, on March 2, 2026.